Details of treasury and other financial risks - Remaining minimum payments under sale-and-leaseback arrangements (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	€ 55	€ 72
Not later than one year [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	43
Later than one year and not later than two years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	30
Later than two years and not later than three years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	21
Later than three years and not later than four years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	12
Later than four years and not later than five years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	5
Later than five years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	€ 26